PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Property plant and equipment	$ 1,598,000	$ 1,518,000	$ 1,462,000
Accumulated depreciation	(1,224,000)	(1,175,000)	(1,118,000)
Net book value	374,000	343,000	344,000
Website Design [Member]
Property plant and equipment	6,000	6,000	6,000
Tenant Incentives [Member]
Property plant and equipment	145,000	145,000	145,000
Computer Equipment [Member]
Property plant and equipment	746,000	697,000	620,000
Office Machine & Equipment [Member]
Property plant and equipment	96,000	97,000	89,000
Furniture & Fixtures [Member]
Property plant and equipment	467,000	438,000	429,000
Leasehold Improvements [Member]
Property plant and equipment	$ 138,000	$ 135,000	$ 173,000